Trade and Other Receivables and Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and Other Receivables

	December 31, 2021	December 31, 2020

Trade receivables from contracts with customers	$14,204,320	$10,182,229

Unbilled revenue (Note 5)	756,042	554,740

Indirect taxes receivable	148,200	341,583

Income taxes receivable	2,217	594,036

Other receivables	919,954	961,714

Contract asset 1	86,777	153,178

Loss allowance (Note 26(b))	(1,550,535)	(474,666)

Total trade and other receivables - current	$14,566,975	$12,312,814

Summary of Long-Term Receivables

	December 31, 2021	December 31, 2020

Current portion of long-term receivables 1	$397,060	$445,213

Non-current portion of long-term receivables 2	343,371	2,091,059

Total long-term receivables	$740,431	$2,536,272

1	Net of expected credit loss allowance of $95,064 at December 31, 2021 and $ 131,364 at December 31, 2020 (Note 26(b)).

2	Net of expected credit loss allowance of $61,619 at December 31, 2021 and nil at December 31, 2020 (Note 26(b)).